Investments (Net Unrealized Investment Gains (Losses)) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of net unrealized investment gains (losses) included in accumulated other comprehensive loss
Fixed maturity securities	$ (580)	$ 233	$ 383
Derivatives	19	7	1
Subtotal	(561)	240	384
Amounts allocated from: Future policy benefits	0	(35)	(20)
Amounts allocated from: DAC and DSI	38	(34)	(38)
Subtotal	38	(69)	(58)
Deferred income tax benefit (expense)	110	(36)	(68)
Net unrealized investment gains (losses)	$ (413)	$ 135	$ 258